United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2782
(Investment Company Act File Number)

Federated Hermes Sustainable High Yield Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-03-31

Date of Reporting Period: 2025-03-31

Item 1.	Reports to Stockholders

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class A Shares | FHIIX

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$9,551	$10,000	$10,000	$10,000
3/31/2016	$9,320	$10,196	$9,634	$9,585
3/31/2017	$10,553	$10,241	$11,213	$10,952
3/31/2018	$10,831	$10,364	$11,637	$11,315
3/31/2019	$11,426	$10,829	$12,327	$11,856
3/31/2020	$10,682	$11,796	$11,472	$10,954
3/31/2021	$13,017	$11,880	$14,185	$13,441
3/31/2022	$12,934	$11,386	$14,091	$13,415
3/31/2023	$12,327	$10,842	$13,618	$12,895
3/31/2024	$13,512	$11,026	$15,137	$14,224
3/31/2025	$14,340	$11,564	$16,301	$15,168

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.30%	5.09%	3.67%
Class A Shares without sales load	6.13%	6.07%	4.15%
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.69%	7.28%	5.01%
Lipper High Yield Funds Average	6.63%	6.69%	4.16%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$466,236,117
  Number of Investments416
  Portfolio Turnover24%
  Total Advisory Fees Paid$1,950,808

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195108

8042507-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class C Shares | FHICX

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$177	1.72%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,672	$10,196	$9,634	$9,585
3/31/2017	$10,872	$10,241	$11,213	$10,952
3/31/2018	$11,069	$10,364	$11,637	$11,315
3/31/2019	$11,585	$10,829	$12,327	$11,856
3/31/2020	$10,740	$11,796	$11,472	$10,954
3/31/2021	$12,990	$11,880	$14,185	$13,441
3/31/2022	$12,785	$11,386	$14,091	$13,415
3/31/2023	$12,082	$10,842	$13,618	$12,895
3/31/2024	$13,243	$11,026	$15,137	$14,224
3/31/2025	$14,055	$11,564	$16,301	$15,168

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	4.29%	5.19%	3.46%
Class C Shares without sales load	5.29%	5.19%	3.46%
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.69%	7.28%	5.01%
Lipper High Yield Funds Average	6.63%	6.69%	4.16%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$466,236,117
  Number of Investments416
  Portfolio Turnover24%
  Total Advisory Fees Paid$1,950,808

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195306

8042507-B (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Institutional Shares | FHISX

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.64%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,758	$10,196	$9,634	$9,585
3/31/2017	$11,054	$10,241	$11,213	$10,952
3/31/2018	$11,375	$10,364	$11,637	$11,315
3/31/2019	$12,014	$10,829	$12,327	$11,856
3/31/2020	$11,275	$11,796	$11,472	$10,954
3/31/2021	$13,775	$11,880	$14,185	$13,441
3/31/2022	$13,704	$11,386	$14,091	$13,415
3/31/2023	$13,091	$10,842	$13,618	$12,895
3/31/2024	$14,388	$11,026	$15,137	$14,224
3/31/2025	$15,309	$11,564	$16,301	$15,168

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	6.41%	6.31%	4.35%
Bloomberg US Aggregate Bond IndexFootnote Reference*	4.88%	(0.40%)	1.46%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.69%	7.28%	5.01%
Lipper High Yield Funds Average	6.63%	6.69%	4.16%
Footnote	Description
Footnote[1]	The Fund’s Institutional Shares commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for Class A Shares adjusted to reflect the expenses of Institutional Shares for each year for which the Fund’s Institutional Shares’ expenses would have exceeded the actual expenses paid by the Fund’s Class A Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$466,236,117
  Number of Investments416
  Portfolio Turnover24%
  Total Advisory Fees Paid$1,950,808

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195405

8042507-C (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class R6 Shares | FHBRX

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$65	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,758	$10,196	$9,634	$9,585
3/31/2017	$11,049	$10,241	$11,213	$10,952
3/31/2018	$11,365	$10,364	$11,637	$11,315
3/31/2019	$12,022	$10,829	$12,327	$11,856
3/31/2020	$11,268	$11,796	$11,472	$10,954
3/31/2021	$13,767	$11,880	$14,185	$13,441
3/31/2022	$13,697	$11,386	$14,091	$13,415
3/31/2023	$13,086	$10,842	$13,618	$12,895
3/31/2024	$14,404	$11,026	$15,137	$14,224
3/31/2025	$15,328	$11,564	$16,301	$15,168

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	6.41%	6.35%	4.36%
Bloomberg US Aggregate Bond IndexFootnote Reference*	4.88%	(0.40%)	1.46%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	7.69%	7.28%	5.01%
Lipper High Yield Funds Average	6.63%	6.69%	4.16%
Footnote	Description
Footnote[1]	The Fund’s Class R6 Shares commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Class A Shares adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 Shares’ expenses would have exceeded the actual expenses paid by the Fund’s Class A Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$466,236,117
  Number of Investments416
  Portfolio Turnover24%
  Total Advisory Fees Paid$1,950,808

Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195504

8042507-D (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $42,525

Fiscal year ended 2024 - $40,649

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,683 and $0 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $158,010

Fiscal year ended 2024 - $257,244

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
March 31, 2025

Share Class | Ticker	A | FHIIX	C | FHICX	Institutional | FHISX	R6 | FHBRX

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—95.2%
	Aerospace/Defense—1.4%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 342,876
825,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	834,442
1,325,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	1,343,543
450,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	457,134
675,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	690,420
975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	926,921
1,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,879,800
	TOTAL	6,475,136
	Airlines—0.2%
302,083	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	301,485
450,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	440,717
	TOTAL	742,202
	Automotive—5.0%
575,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	538,912
925,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	897,358
225,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	225,652
6,575,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	6,588,869
575,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	580,980
388,000	Dana Financing Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	388,229
500,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	455,671
350,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	346,408
1,800,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,370,996
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	795,802
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,902,203
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	869,683
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,224,460
1,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,157,369
750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	749,529
225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	223,761
1,275,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,244,143
1,275,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,233,007
1,650,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,697,731
550,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	433,692
350,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	337,255
	TOTAL	23,261,710
	Banking—0.3%
1,500,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,504,644
	Building Materials—3.7%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	502,481
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	183,601
900,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	947,567
750,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	618,757
1,375,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,088,704
2,700,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,207,017
1,525,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,428,146
1,450,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	1,413,308
800,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	799,441
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 1,300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	$ 1,289,278
525,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	473,205
775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	674,472
425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	392,496
2,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,930,890
700,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	700,601
1,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,729,507
	TOTAL	17,379,471
	Cable Satellite—7.3%
425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	369,239
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,241,790
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	596,853
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,503,442
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	576,206
1,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,230,106
300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	266,727
1,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,481,279
2,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,971,437
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,057,975
600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	435,256
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	871,691
600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	292,757
1,700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,575,454
1,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	531,325
1,550,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,466,614
375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	363,663
1,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,501,485
925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	863,819
1,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	911,416
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	700,717
2,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,503,325
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,501,000
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	944,780
400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	352,364
1,700,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,611,846
1,075,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	929,357
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	174,068
1,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,326,878
2,000,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,834,745
	TOTAL	33,987,614
	Chemicals—2.9%
600,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	590,323
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	154,887
800,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	732,271
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	993,607
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	971,702
325,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	325,220
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,295,715
1,575,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,418,829
1,175,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	1,086,912
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,125,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	$ 2,208,863
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,142,254
1,600,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,414,355
375,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	362,647
250,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	250,051
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	797,379
	TOTAL	13,745,015
	Construction Machinery—1.0%
700,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	698,236
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	600,409
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	934,510
1,300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,277,273
925,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	940,937
	TOTAL	4,451,365
	Consumer Cyclical Services—3.9%
825,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	836,195
2,875,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,644,385
950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	953,739
1,131,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,123,698
1,575,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,578,729
900,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	879,672
350,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	341,010
450,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	461,633
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,502,140
2,350,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,313,139
1,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	992,395
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,211,245
250,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	240,118
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,324,614
700,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	710,312
1,125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,141,798
	TOTAL	18,254,822
	Consumer Products—2.2%
3,600,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,544,877
1,250,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	1,294,420
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	764,660
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	588,206
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,538,171
1,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,197,961
850,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	855,418
800,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	718,115
	TOTAL	10,501,828
	Diversified Manufacturing—1.8%
3,275,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	3,280,545
175,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	176,335
2,050,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,088,077
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	633,035
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	628,683
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	253,918
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 1,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	$ 1,522,303
	TOTAL	8,582,896
	Finance Companies—2.3%
1,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	2,031,287
750,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	734,517
500,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	503,945
1,800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	1,726,494
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	761,471
1,725,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,547,264
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	386,367
750,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	748,487
1,100,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,061,460
700,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	688,887
675,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	670,131
	TOTAL	10,860,310
	Food & Beverage—2.0%
1,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,203,591
2,250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,326,786
600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	597,127
1,275,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,256,915
375,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	377,670
325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	320,795
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	380,272
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,206,327
650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	633,955
975,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	999,932
	TOTAL	9,303,370
	Gaming—3.8%
1,600,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,568,418
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	438,461
1,650,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,542,295
375,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	380,371
550,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	548,621
750,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	689,949
669,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	674,129
1,275,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,293,484
500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	512,596
1,450,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,397,124
450,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	445,880
625,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	613,484
950,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	945,672
625,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	555,632
850,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	802,504
650,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	645,253
1,425,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,365,937
725,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	652,040
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	643,336
225,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	225,124
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	485,530
1,125,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	1,164,921
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 375,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	$ 365,580
		TOTAL	17,956,341
		Health Care—5.2%
1,275,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,184,511
1,025,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	947,170
1,975,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,905,382
525,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	315,305
475,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	308,507
700,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	669,005
175,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	155,706
525,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	433,770
275,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	280,158
175,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	178,002
550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	546,408
600,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	591,971
1,175,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,196,844
1,275,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,192,659
6,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	6,097,673
450,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	456,291
250,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	263,433
1,675,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,630,719
1,650,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,609,474
750,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	707,317
400,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	394,440
750,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	750,935
850,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	862,955
1,075,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,070,753
600,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	579,703
		TOTAL	24,329,091
		Health Insurance—0.4%
1,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,534,117
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	344,939
		TOTAL	1,879,056
		Independent Energy—2.3%
1,200,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,221,343
499,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	511,958
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	781,323
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	647,599
350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	357,157
225,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	275,884
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	929,297
1,000,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	1,028,194
500,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	516,618
150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	152,657
425,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	402,370
225,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	223,517
625,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	3,594
175,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	174,821
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	274,866
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,338,233
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 375,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	$ 357,040
975,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	916,530
675,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	663,115
	TOTAL	10,776,116
	Industrial - Other—1.5%
775,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	777,396
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	188,917
3,975,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,758,982
2,300,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,366,189
	TOTAL	7,091,484
	Insurance - P&C—9.8%
1,500,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,527,083
525,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	503,625
950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	919,120
1,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,005,642
2,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,007,716
900,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	907,421
3,575,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,373,112
450,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	458,762
5,450,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	5,554,305
650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	649,045
1,700,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	1,816,043
2,175,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,205,822
5,150,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,954,482
2,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,138,653
2,075,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,009,180
3,350,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,413,007
1,500,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,576,801
2,250,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,411,624
3,125,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	3,186,191
1,425,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,408,688
3,400,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	3,472,852
	TOTAL	45,499,174
	Lodging—1.6%
800,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	701,790
300,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	280,055
75,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,930
325,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	325,181
1,350,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,337,982
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	387,177
675,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	674,327
1,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,127,170
1,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	955,933
1,400,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,376,187
	TOTAL	7,240,732
	Media Entertainment—3.0%
925,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	578,616
1,475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,435,576
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	313,106
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	515,574
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	$ 640,872
950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	990,286
2,700,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,506,135
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	274,599
150,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	93,466
525,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	389,813
3,375,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,217,484
450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	427,386
1,950,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	1,725,494
75,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	71,732
500,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	502,029
400,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	373,205
	TOTAL	14,055,373
	Metals & Mining—0.5%
1,025,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	953,553
700,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	672,573
475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	456,280
275,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	268,743
	TOTAL	2,351,149
	Midstream—4.9%
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,100,431
1,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,172,330
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,464,493
450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	457,890
1,150,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,176,151
750,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	776,423
2,975,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,772,267
2,725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,508,970
532,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	515,738
525,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	537,289
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	376,614
1,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,527,257
175,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	171,518
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	251,325
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	280,704
1,250,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,262,695
1,000,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,017,996
3,500,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,500,000
800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	807,665
	TOTAL	22,677,756
	Packaging—5.3%
606,317	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	39,411
2,900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,473,352
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	335,606
675,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	588,828
750,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	759,828
1,200,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,228,034
575,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	574,879
1,400,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	1,410,819
1,000,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	1,008,835
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 3,725,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	$ 3,780,280
1,525,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,514,415
500,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	487,511
750,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	708,393
1,150,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,128,437
325,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	297,815
525,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	513,187
1,050,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	1,003,439
850,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	861,215
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	218,720
1,325,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,327,776
250,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	259,100
650,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	640,496
3,725,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,710,383
	TOTAL	24,870,759
	Paper—0.7%
1,750,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,631,814
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	253,870
900,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	823,159
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	392,195
	TOTAL	3,101,038
	Pharmaceuticals—1.7%
425,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	424,522
275,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	279,022
1,800,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	1,790,915
2,625,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,427,175
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	558,858
350,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	327,349
2,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,028,969
	TOTAL	7,836,810
	Restaurant—1.9%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	346,946
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	3,872,594
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	962,757
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	327,369
400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	396,473
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	592,297
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,704,203
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	244,073
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	338,506
	TOTAL	8,785,218
	Retailers—2.9%
1,150,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,149,679
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,454,011
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	340,382
1,325,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	1,316,984
725,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	654,870
800,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	691,043
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	251,162
2,200,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,023,859
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 1,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	$ 1,127,198
1,150,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	1,194,799
1,400,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	1,404,355
475,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	487,842
1,500,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	1,492,385
	TOTAL	13,588,569
	Supermarkets—0.5%
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	760,128
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	775,475
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	176,870
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	406,060
	TOTAL	2,118,533
	Technology—12.7%
3,950,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,708,603
275,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.000%, 6/15/2029	241,636
800,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	693,168
750,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	685,653
2,825,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,523,900
1,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,678,090
675,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	687,052
3,100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	3,093,954
2,300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,196,107
1,025,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,018,517
1,225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,204,267
1,825,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,703,559
850,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	838,039
1,200,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	1,157,915
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	644,133
850,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	846,657
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	475,858
1,225,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	1,236,449
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	276,965
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	171,730
1,100,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	1,097,747
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,886,316
1,250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,261,233
1,000,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	991,077
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,867,922
4,475,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,964,520
700,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	759,637
1,050,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,011,387
607,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	578,816
1,200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,243,010
575,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	542,166
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	227,725
550,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	486,469
575,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	593,481
2,425,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,288,563
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,390,465
700,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	745,045
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,999,500		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	$ 2,251,051
350,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	323,671
625,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	603,887
125,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	109,305
450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	446,071
2,650,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,632,036
425,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	430,047
950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	871,897
1,525,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,406,857
1,875,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,903,451
1,025,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	938,311
350,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	354,520
		TOTAL	59,288,935
		Transportation Services—0.2%
975,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	981,340
		Utility - Electric—2.0%
1,575,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,465,656
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,671,146
1,475,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,532,882
1,175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,171,551
1,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,388,779
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	443,064
300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	295,427
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	221,454
1,100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,071,117
		TOTAL	9,261,076
		Wireless Communications—0.3%
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,274,538
		TOTAL CORPORATE BONDS (IDENTIFIED COST $454,993,301)	444,013,471
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
4,686	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $3,185,281)	101,499
		WARRANTS—0.0%
		Media Entertainment—0.0%
5,680	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	57
947	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	9
		TOTAL WARRANTS (IDENTIFIED COST $1,912)	66
		INVESTMENT COMPANY—3.9%
17,993,801		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4] (IDENTIFIED COST $17,993,801)	17,993,801
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $476,174,295)[5]	462,108,837
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	4,127,280
		NET ASSETS—100%	$466,236,117
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$13,139,593	$—	$13,139,593
Purchases at Cost	$14,619,789	$101,050,174	$115,669,963
Proceeds from Sales	$(27,758,007)	$(83,056,373)	$(110,814,380)
Change in Unrealized Appreciation/Depreciation	$3,515	$—	$3,515
Net Realized Gain/(Loss)	$(4,890)	$—	$(4,890)
Value as of 3/31/2025	$—	$17,993,801	$17,993,801
Shares Held as of 3/31/2025	—	17,993,801	17,993,801
Dividend Income	$75,908	$659,669	$735,577

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $474,843,005.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$444,013,471	$—	$444,013,471
Equity Security:
Common Stock
Domestic	—	—	101,499	101,499
Warrants	—	—	66	66
Investment Company	17,993,801	—	—	17,993,801
TOTAL SECURITIES	$17,993,801	$444,013,471	$101,565	$462,108,837

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.71	$6.48	$7.19	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.37	0.35	0.33	0.34
Net realized and unrealized gain (loss)	0.04	0.23	(0.69)	(0.37)	1.07
Total From Investment Operations	0.40	0.60	(0.34)	(0.04)	1.41
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$6.75	$6.71	$6.48	$7.19	$7.58
Total Return[2]	6.13%	9.61%	(4.70)%	(0.64)%	21.86%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	5.38%	5.67%	5.37%	4.44%	4.64%
Expense waiver/reimbursement[4]	0.13%	0.15%	0.13%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$278,734	$298,295	$324,008	$387,138	$419,564
Portfolio turnover[5]	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.68	$6.45	$7.16	$7.56	$6.52
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.31	0.30	0.27	0.28
Net realized and unrealized gain (loss)	0.04	0.24	(0.70)	(0.38)	1.07
Total From Investment Operations	0.35	0.55	(0.40)	(0.11)	1.35
Less Distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.31)	(0.29)	(0.31)
Net Asset Value, End of Period	$6.72	$6.68	$6.45	$7.16	$7.56
Total Return[2]	5.29%	8.76%	(5.50)%	(1.58)%	20.95%
Ratios to Average Net Assets:
Net expenses[3]	1.72%	1.72%	1.72%	1.71%	1.71%
Net investment income	4.56%	4.85%	4.55%	3.62%	3.85%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.06%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,509	$19,952	$25,044	$34,895	$49,852
Portfolio turnover[5]	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.70	$6.47	$7.18	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.39	0.37	0.35	0.36
Net realized and unrealized gain (loss)	0.04	0.23	(0.70)	(0.38)	1.06
Total From Investment Operations	0.42	0.62	(0.33)	(0.03)	1.42
Less Distributions:
Distributions from net investment income	(0.38)	(0.39)	(0.38)	(0.37)	(0.38)
Net Asset Value, End of Period	$6.74	$6.70	$6.47	$7.18	$7.58
Total Return[2]	6.41%	9.90%	(4.47)%	(0.52)%	22.17%
Ratios to Average Net Assets:
Net expenses[3]	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	5.63%	5.93%	5.61%	4.69%	4.89%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.13%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,494	$59,036	$68,360	$99,434	$101,547
Portfolio turnover[5]	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.71	$6.47	$7.18	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.39	0.37	0.35	0.36
Net realized and unrealized gain (loss)	0.04	0.24	(0.70)	(0.38)	1.06
Total From Investment Operations	0.42	0.63	(0.33)	(0.03)	1.42
Less Distributions:
Distributions from net investment income	(0.38)	(0.39)	(0.38)	(0.37)	(0.38)
Net Asset Value, End of Period	$6.75	$6.71	$6.47	$7.18	$7.58
Total Return[2]	6.41%	10.07%	(4.46)%	(0.51)%	22.18%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	5.64%	5.92%	5.62%	4.70%	4.88%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.06%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,499	$67,168	$55,217	$74,977	$71,801
Portfolio turnover[5]	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investment in securities, at value including $17,993,801 of investments in affiliated holdings* (identified cost $476,174,295, including $17,993,801 of identified cost in affiliated holdings)	$462,108,837
Cash	139,508
Income receivable	7,573,623
Income receivable from affiliated holdings	67,551
Receivable for shares sold	130,216
Total Assets	470,019,735
Liabilities:
Payable for investments purchased	3,207,125
Payable for shares redeemed	318,861
Payable for investment adviser fee (Note 5)	5,214
Payable for administrative fee (Note 5)	989
Payable for distribution services fee (Note 5)	10,674
Payable for other service fees (Notes 2 and 5)	88,318
Accrued expenses (Note 5)	152,437
Total Liabilities	3,783,618
Net assets for 69,105,827 shares outstanding	$466,236,117
Net Assets Consist of:
Paid-in capital	$567,772,897
Total distributable earnings (loss)	(101,536,780)
Net Assets	$466,236,117
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($278,733,737 ÷ 41,295,737 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$6.75
Offering price per share (100/95.50 of $6.75)	$7.07
Redemption proceeds per share	$6.75
Class C Shares:
Net asset value per share ($16,509,171 ÷ 2,456,297 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$6.72
Offering price per share	$6.72
Redemption proceeds per share (99.00/100 of $6.72)	$6.65
Institutional Shares:
Net asset value per share ($60,494,175 ÷ 8,973,648 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.74
Offering price per share	$6.74
Redemption proceeds per share	$6.74
Class R6 Shares:
Net asset value per share ($110,499,034 ÷ 16,380,145 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.75
Offering price per share	$6.75
Redemption proceeds per share	$6.75

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2025

Investment Income:
Interest	$27,676,833
Dividends received from affiliated holdings*	735,577
TOTAL INCOME	28,412,410
Expenses:
Investment adviser fee (Note 5)	2,263,130
Administrative fee (Note 5)	356,533
Custodian fees	28,503
Transfer agent fees (Note 2)	428,047
Directors’/Trustees’ fees (Note 5)	7,660
Auditing fees	40,649
Legal fees	13,639
Portfolio accounting fees	146,382
Distribution services fee (Note 5)	136,373
Other service fees (Notes 2 and 5)	765,970
Share registration costs	84,912
Printing and postage	65,017
Miscellaneous (Note 5)	36,249
TOTAL EXPENSES	4,373,064
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(312,322)
Reimbursement of other operating expenses (Notes 2 and 5)	(230,351)
TOTAL WAIVER AND REIMBURSEMENTS	(542,673)
Net expenses	3,830,391
Net investment income	24,582,019
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(4,890) on sales of investments in affiliated holdings*)	(5,710,948)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $3,515 on investments in affiliated holdings*)	7,981,247
Net realized and unrealized gain (loss) on investments	2,270,299
Change in net assets resulting from operations	$26,852,318

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended March 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,582,019	$25,294,394
Net realized gain (loss)	(5,710,948)	(29,231,567)
Net change in unrealized appreciation/depreciation	7,981,247	44,204,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,852,318	40,267,087
Distributions to Shareholders:
Class A Shares	(15,531,019)	(17,343,980)
Class C Shares	(828,296)	(1,071,249)
Institutional Shares	(3,443,149)	(3,607,649)
Class R6 Shares	(4,596,558)	(3,337,443)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,399,022)	(25,360,321)
Share Transactions:
Proceeds from sale of shares	88,361,855	45,848,180
Net asset value of shares issued to shareholders in payment of distributions declared	22,520,650	23,265,311
Cost of shares redeemed	(91,551,414)	(112,197,675)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,331,091	(43,084,184)
Change in net assets	21,784,387	(28,177,418)
Net Assets:
Beginning of period	444,451,730	472,629,148
End of period	$466,236,117	$444,451,730
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2025
1. ORGANIZATION
Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $542,673 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended March 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$313,175	$(188,011)
Class C Shares	20,821	—
Institutional Shares	67,978	(42,340)
Class R6 Shares	26,073	—
TOTAL	$428,047	$(230,351)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $564 of other service fees for the year ended March 31, 2025. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended March 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$720,512
Class C Shares	45,458
TOTAL	$765,970
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,861,754	$12,601,052	2,278,801	$14,834,432
Shares issued to shareholders in payment of distributions declared	2,084,695	14,070,772	2,422,527	15,702,967
Shares redeemed	(7,115,421)	(48,117,713)	(10,256,142)	(66,475,016)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,168,972)	$(21,445,889)	(5,554,814)	$(35,937,617)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	231,291	$1,566,193	242,627	$1,583,966
Shares issued to shareholders in payment of distributions declared	122,598	824,366	164,876	1,064,087
Shares redeemed	(883,839)	(5,959,683)	(1,302,312)	(8,437,214)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(529,950)	$(3,569,124)	(894,809)	$(5,789,161)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,952,540	$20,078,640	1,491,990	$9,699,596
Shares issued to shareholders in payment of distributions declared	454,192	3,063,133	493,944	3,197,182
Shares redeemed	(3,243,370)	(21,972,354)	(3,740,086)	(24,214,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	163,362	$1,169,419	(1,754,152)	$(11,317,827)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,982,530	$54,115,970	2,990,592	$19,730,186
Shares issued to shareholders in payment of distributions declared	675,533	4,562,379	509,316	3,301,075
Shares redeemed	(2,294,952)	(15,501,664)	(2,010,683)	(13,070,840)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,363,111	$43,176,685	1,489,225	$9,960,421
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,827,551	$19,331,091	(6,714,550)	$(43,084,184)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$24,399,022	$25,360,321
As of March 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$723,056
Net unrealized depreciation	$(12,734,168)
Capital loss carryforwards	$(89,525,668)
TOTAL	$(101,536,780)
At March 31, 2025, the cost of investments for federal tax purposes was $474,843,005. The net unrealized depreciation of investments for federal tax purposes was $12,734,168. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,631,992 and unrealized depreciation from investments for those securities having an excess of cost over value of $17,366,160. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities, wash sales and defaulted securities.
As of March 31, 2025, the Fund had a capital loss carryforward of $89,525,668 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$170,362	$89,355,306	$89,525,668
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2025, the Adviser voluntarily waived $301,235 of its fee and voluntarily reimbursed $230,351 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2025, the Adviser reimbursed $11,087. Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2025, the Sub-Adviser earned a fee of $941,474.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$136,373
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2025, FSC retained $8,942 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2025, FSC retained $17,140 in sales charges from the sale of Class A Shares. FSC also retained $7,949 and $365 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended March 31, 2025, FSSC received $76,493 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.73%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2025, were as follows:
Purchases	$120,366,730
Sales	$105,456,335
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2025, the Fund had no outstanding loans. During the year ended March 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2025, there were no outstanding loans. During the year ended March 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF DIRECTORS OF FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	49,490,198.187	897,966.368	0	N/A
John B. Fisher	49,557,788.093	830,376.462	0	N/A
John G. Carson	49,631,397.508	756,767.047	0	N/A
G. Thomas Hough	49,505,972.038	882,192.517	0	N/A
Karen L. Larrimer	49,640,881.814	747,282.741	0	N/A
Max F. Miller	49,632,431.273	755,733.282	0	N/A
Frank J. Nasta	49,633,522.364	754,642.191	0	N/A
Thomas M. O’Neill	49,526,781.779	861,382.776	0	N/A
Madelyn A. Reilly	49,574,923.227	813,241.328	0	N/A
John S. Walsh	49,555,989.807	832,174.748	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8042507 (5/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Sustainable High Yield Bond Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Sustainable High Yield Bond Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025